Segment Information (classes of similar products/services) (table) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Net Sales	$ 1,245,681	$ 1,275,360	$ 1,286,350
General Mills Operations LLC [Member]
Segment Reporting Information [Line Items]
Net Sales	119,812	144,310	161,993
Canned Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales	705,297	746,501	754,556
Frozen [Member]
Segment Reporting Information [Line Items]
Net Sales	98,597	94,710	94,648
Fruit [Member]
Segment Reporting Information [Line Items]
Net Sales	286,464	253,658	234,918
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	12,430	12,336	11,667
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 23,081	$ 23,845	$ 28,568